Property, Plant and Equipment	12 Months Ended
Sep. 30, 2023
Property, Plant and Equipment [Line Items]
PROPERTY, PLANT AND EQUIPMENT

NOTE 6 – PROPERTY, PLANT AND EQUIPMENT

Property, plant and equipment as of September 30, 2023 and 2022 consisted of the following:

	2023	2022
Buildings	$2,913,471	$2,988,217
Machinery and equipment	9,631,702	9,776,164
Transportation vehicles	1,013,593	1,014,921
Office equipment	611,129	626,808
Total property plant and equipment, at cost	14,169,895	14,406,110
Less: accumulated depreciation	(8,814,898)	(8,416,974)
Property, plant and equipment, net	$5,354,997	$5,989,136

Depreciation expense was $657,107, $792,888 and $735,333 for the years ended September 30, 2023, 2022 and 2021, respectively.

During fiscal year ended September 30, 2023, the Company sold fixed assets with a net carrying value of $1,410, and recorded gain on sale of fixed assets of $2,557. During fiscal year ended September 30, 2022, no fixed asset was sold.

As of September 30, 2023 and 2022, the Company pledged buildings to secure banking facilities granted to the Company. The carrying values of the pledged buildings to secure bank borrowings by the Company are shown in Note 11.

Land Use Rights [Member]
Property, Plant and Equipment [Line Items]
PROPERTY, PLANT AND EQUIPMENT

NOTE 7 – LAND USE RIGHTS

Land use rights as of September 30, 2023 and 2022 consisted of the following:

	2023	2022
Land use rights, cost	$4,824,826	$1,537,236
Less: accumulated amortization	(512,477)	(467,345)
Land use rights, net	$4,312,349	$1,069,891

Amortization expense was $58,778, $32,087 and $32,349 for the years ended September 30, 2023, 2022 and 2021, respectively.